Other general administrative expenses - Schedule of detail of other general administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Technology and systems	€ 2,473	€ 2,182	€ 2,119
Property, fixtures and supplies (note 2.k)	804	789	827
Technical reports	785	689	672
Taxes other than income tax	559	558	537
Advertising	559	510	523
Communications	410	401	473
Surveillance and cash courier services	336	306	325
Per diems and travel expenses	163	69	73
Insurance premiums	108	109	88
Other administrative expenses	2,174	1,830	1,900
Other general administrative expenses	€ 8,371	€ 7,443	€ 7,537